Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on November 15, 2018, the holders of the Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of these securities are entitled to make up to three demands (or one demand in the case of Private Placement Securities to be acquired by an affiliate of Macquarie Capital (USA) Inc.), excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders have "piggy-back" registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. In the case of the Private Placement Securities acquired by an affiliate of Macquarie Capital (USA) Inc., the demand registration right provided will not be exercisable for longer than five years from the effective date of the registration statement of the Initial Public Offering in compliance with FINRA Rule 5110(f)(2)(G)(iv) and the piggyback registration right provided will not be exercisable for longer than seven years from the effective date of the registration statement of the Initial Public Offering in compliance with FINRA Rule 5110(f)(2)(G)(v). The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $7,000,000 in the aggregate. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. At the completion of the Atlas Business Combination, the $7,000,000 deferred fee owed to the underwriters for their services was settled for cash in the amount of $6,000,000 (see Note 9).

Right of First Refusal

The Company granted an affiliate of the Sponsor and an underwriter of the Initial Public Offering, a right of first refusal for a period of 36 months from the date of the commencement of sales of the Initial Public Offering to act as one of potentially several banks which provide to the Company certain financial advisory, underwriting, capital raising, and other services for which it may receive a portion of the overall fees. The affiliate had not been retained as of the filing date of these consolidated financial statements, therefore no amounts are currently due. No funds will be paid out of the Trust Fund to fund any such payments and it is not expected that any fees would be paid prior to the completion of a Business Combination.

At the closing of the Business Combination, the Company paid an affiliate of Macquarie Capital (USA) Inc. a $4 million fee, comprised of $2 million in cash and 200,000 shares of Class A common stock for its services as a financial advisor.